UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CORNERSTONE MODERATE FUND
FEBRUARY 28, 2014

                                                                      (Form N-Q)

48471-0414                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATE FUND
February 28, 2014 (unaudited)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             U.S. EQUITY SECURITIES (24.5%)

             COMMON STOCKS (19.3%)

             CONSUMER DISCRETIONARY (1.5%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.4%)
    52,950   TRW Automotive Holdings Corp.*                                $    4,359
                                                                           ----------
             CABLE & SATELLITE (0.2%)
    44,620   Comcast Corp. "A"                                                  2,306
                                                                           ----------
             DEPARTMENT STORES (0.2%)
    44,000   Kohl's Corp.                                                       2,472
                                                                           ----------
             HOME IMPROVEMENT RETAIL (0.1%)
    13,700   Lowe's Companies, Inc.                                               685
                                                                           ----------
             HOMEFURNISHING RETAIL (0.1%)
    11,510   Bed Bath & Beyond, Inc.*                                             781
                                                                           ----------
             MOVIES & ENTERTAINMENT (0.3%)
    34,100   Walt Disney Co.                                                    2,756
                                                                           ----------
             SPECIALIZED CONSUMER SERVICES (0.2%)
    57,900   H&R Block, Inc.                                                    1,832
                                                                           ----------
             Total Consumer Discretionary                                      15,191
                                                                           ----------
             CONSUMER STAPLES (1.4%)
             -----------------------
             DRUG RETAIL (0.6%)
    53,530   CVS Caremark Corp.                                                 3,915
    42,300   Walgreen Co.                                                       2,875
                                                                           ----------
                                                                                6,790
                                                                           ----------
             HOUSEHOLD PRODUCTS (0.1%)
    14,000   Procter & Gamble Co.                                               1,101
                                                                           ----------
             HYPERMARKETS & SUPER CENTERS (0.3%)
    38,900   Wal-Mart Stores, Inc.                                              2,906
                                                                           ----------
             TOBACCO (0.4%)
    45,460   Philip Morris International, Inc.                                  3,678
                                                                           ----------
             Total Consumer Staples                                            14,475
                                                                           ----------
             ENERGY (2.2%)
             -------------
             INTEGRATED OIL & GAS (0.9%)
    13,330   Chevron Corp.                                                      1,537
    84,270   Occidental Petroleum Corp.                                         8,134
                                                                           ----------
                                                                                9,671
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
    66,940   Halliburton Co.                                                    3,816
                                                                           ----------

================================================================================

1  | USAA Cornerstone Moderate Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             OIL & GAS EXPLORATION & PRODUCTION (0.8%)
    34,000   Anadarko Petroleum Corp.                                      $    2,861
    25,000   ConocoPhillips                                                     1,663
   109,000   Marathon Oil Corp.                                                 3,652
                                                                           ----------
                                                                                8,176
                                                                           ----------
             OIL & GAS REFINING & MARKETING (0.1%)
    29,000   Valero Energy Corp.                                                1,391
                                                                           ----------
             Total Energy                                                      23,054
                                                                           ----------
             FINANCIALS (3.1%)
             -----------------
             CONSUMER FINANCE (0.4%)
    55,000   Capital One Financial Corp.                                        4,039
                                                                           ----------
             DIVERSIFIED BANKS (0.3%)
    63,440   Wells Fargo & Co.                                                  2,945
                                                                           ----------
             INVESTMENT BANKING & BROKERAGE (0.1%)
    35,000   Morgan Stanley                                                     1,078
                                                                           ----------
             LIFE & HEALTH INSURANCE (0.2%)
    38,000   MetLife, Inc.                                                      1,925
                                                                           ----------
             MULTI-LINE INSURANCE (0.1%)
    23,000   American International Group, Inc.                                 1,145
                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
   104,233   Citigroup, Inc.                                                    5,069
    57,000   JPMorgan Chase & Co.                                               3,239
                                                                           ----------
                                                                                8,308
                                                                           ----------
             REGIONAL BANKS (0.8%)
    89,900   BB&T Corp.                                                         3,398
    33,030   CIT Group, Inc.                                                    1,608
    44,000   PNC Financial Services Group, Inc.                                 3,598
                                                                           ----------
                                                                                8,604
                                                                           ----------
             SPECIALIZED FINANCE (0.4%)
    22,000   CME Group, Inc.                                                    1,624
    14,850   IntercontinentalExchange Group, Inc.                               3,101
                                                                           ----------
                                                                                4,725
                                                                           ----------
             Total Financials                                                  32,769
                                                                           ----------
             HEALTH CARE (4.1%)
             ------------------
             BIOTECHNOLOGY (1.2%)
   150,000   Gilead Sciences, Inc.*                                            12,418
                                                                           ----------
             HEALTH CARE DISTRIBUTORS (0.5%)
    77,100   Cardinal Health, Inc.                                              5,515
                                                                           ----------
             HEALTH CARE EQUIPMENT (0.2%)
    26,000   Medtronic, Inc.                                                    1,541
                                                                           ----------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
    14,991   Thermo Fisher Scientific, Inc.                                     1,867
                                                                           ----------
             MANAGED HEALTH CARE (0.1%)
     9,000   UnitedHealth Group, Inc.                                             695
                                                                           ----------
             PHARMACEUTICALS (1.9%)
   123,050   AbbVie, Inc.                                                       6,264
    18,500   Allergan, Inc.                                                     2,350
    58,440   Johnson & Johnson                                                  5,384
    25,000   Merck & Co., Inc.                                                  1,425

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
   148,100   Pfizer, Inc.                                                  $    4,755
                                                                           ----------
                                                                               20,178
                                                                           ----------
             Total Health Care                                                 42,214
                                                                           ----------
             INDUSTRIALS (1.7%)
             ------------------
             AEROSPACE & DEFENSE (0.6%)
    14,000   Raytheon Co.                                                       1,371
   106,300   Spirit AeroSystems Holdings, Inc. "A"*                             3,065
    12,130   United Technologies Corp.                                          1,419
                                                                           ----------
                                                                                5,855
                                                                           ----------
             AIR FREIGHT & LOGISTICS (0.2%)
    16,830   United Parcel Service, Inc. "B"                                    1,612
                                                                           ----------
             AIRLINES (0.1%)
    35,000   United Continental Holdings, Inc.*                                 1,573
                                                                           ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    30,000   Republic Services, Inc.                                            1,023
                                                                           ----------
             INDUSTRIAL CONGLOMERATES (0.7%)
   305,490   General Electric Co.                                               7,781
                                                                           ----------
             Total Industrials                                                 17,844
                                                                           ----------
             INFORMATION TECHNOLOGY (4.8%)
             -----------------------------
             APPLICATION SOFTWARE (0.3%)
    25,600   Adobe Systems, Inc.*                                               1,756
    30,000   Citrix Systems, Inc.*                                              1,802
                                                                           ----------
                                                                                3,558
                                                                           ----------
             COMMUNICATIONS EQUIPMENT (0.3%)
   156,456   Cisco Systems, Inc.                                                3,411
                                                                           ----------
             COMPUTER HARDWARE (1.1%)
     9,690   Apple, Inc.                                                        5,099
   201,000   Hewlett-Packard Co.                                                6,006
                                                                           ----------
                                                                               11,105
                                                                           ----------
             COMPUTER STORAGE & PERIPHERALS (0.7%)
    66,000   SanDisk Corp.                                                      4,904
    49,000   Seagate Technology plc                                             2,557
                                                                           ----------
                                                                                7,461
                                                                           ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    17,200   Visa, Inc. "A"                                                     3,886
                                                                           ----------
             INTERNET SOFTWARE & SERVICES (0.5%)
    20,000   Facebook, Inc. "A"*                                                1,369
     3,320   Google, Inc. "A"*                                                  4,036
                                                                           ----------
                                                                                5,405
                                                                           ----------
             SEMICONDUCTOR EQUIPMENT (0.1%)
    65,000   Applied Materials, Inc.                                            1,233
                                                                           ----------
             SEMICONDUCTORS (0.7%)
    80,100   Broadcom Corp. "A"                                                 2,380
   142,890   Intel Corp.                                                        3,538
    29,200   Texas Instruments, Inc.                                            1,313
                                                                           ----------
                                                                                7,231
                                                                           ----------
             SYSTEMS SOFTWARE (0.7%)
   150,880   Microsoft Corp.                                                    5,780

================================================================================

3  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL
AMOUNT                                                                         MARKET
$(000)/                                                                         VALUE
SHARES       SECURITY                                                           (000)
-------------------------------------------------------------------------------------
    36,030   Oracle Corp.                                                  $    1,409
                                                                           ----------
                                                                                7,189
                                                                           ----------
             Total Information Technology                                      50,479
                                                                           ----------

             MATERIALS (0.1%)
             ----------------
             PAPER PRODUCTS (0.1%)
    25,600   International Paper Co.                                            1,252
                                                                           ----------
             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    83,400   CenturyLink, Inc.                                                  2,607
    37,989   Verizon Communications, Inc.                                       1,808
                                                                           ----------
                                                                                4,415
                                                                           ----------
             Total Telecommunication Services                                   4,415
                                                                           ----------
             Total Common Stocks (cost: $156,542)                             201,693
                                                                           ----------
             PREFERRED STOCKS (1.9%)

             CONSUMER STAPLES (1.1%)
             -----------------------
             AGRICULTURAL PRODUCTS (1.1%)
   188,000   CHS, Inc., Series B, 7.88%,
               cumulative redeemable, perpetual                                 5,195
    58,000   Dairy Farmers of America, Inc., 7.88%,
               cumulative redeemable, perpetual(a)                              6,264
                                                                           ----------
                                                                               11,459
                                                                           ----------
             Total Consumer Staples                                            11,459
                                                                           ----------
             ENERGY (0.2%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
     1,900   Kinder Morgan G.P., Inc., 4.16%, cumulative redeemable(a)          1,723
                                                                           ----------
             FINANCIALS (0.6%)
             -----------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        30   International Lease Finance Corp., 0.33%, perpetual(b)             1,920
                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (0.0%)
    $1,000   Syncora Holdings Ltd., 6.88%, perpetual                              150
                                                                           ----------
             REITs - OFFICE (0.4%)
    67,000   CommonWealth REIT, 6.50%, perpetual                                1,562
   130,027   CommonWealth REIT, Series E, 7.25%,
               cumulative redeemable, perpetual                                 3,124
                                                                           ----------
                                                                                4,686
                                                                           ----------
             Total Financials                                                   6,756
                                                                           ----------
             Total Preferred Stocks (cost: $19,999)                            19,938
                                                                           ----------
             EXCHANGE-TRADED FUNDS (3.3%)
   205,579   iShares Core S&P Mid-Cap ETF                                      28,246
    54,700   iShares Core S&P Small-Cap ETF                                     6,002
                                                                           ----------
             Total Exchange-Traded Funds (cost: $25,584)                       34,248
                                                                           ----------
             Total U.S. Equity Securities (cost: $202,125)                    255,879
                                                                           ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             INTERNATIONAL EQUITY SECURITIES (24.5%)

             COMMON STOCKS (4.0%)

             CONSUMER DISCRETIONARY (0.6%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.2%)
    22,000   Magna International, Inc.                                     $    1,961
                                                                           ----------
             HOTELS, RESORTS & CRUISE LINES (0.3%)
    65,000   Carnival Corp.                                                     2,578
                                                                           ----------
             SPECIALTY STORES (0.1%)
    13,000   Signet Jewelers Ltd.                                               1,242
                                                                           ----------
             Total Consumer Discretionary                                       5,781
                                                                           ----------
             CONSUMER STAPLES (0.1%)
             -----------------------
             PACKAGED FOODS & MEAT (0.1%)
    31,610   Unilever N.V.                                                      1,250
                                                                           ----------
             ENERGY (0.5%)
             -------------
             INTEGRATED OIL & GAS (0.1%)
    15,000   Royal Dutch Shell plc ADR                                          1,093
                                                                           ----------
             OIL & GAS DRILLING (0.2%)
    41,500   Transocean Ltd.                                                    1,760
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
    20,000   Schlumberger Ltd.                                                  1,860
                                                                           ----------
             Total Energy                                                       4,713
                                                                           ----------
             FINANCIALS (0.2%)
             -----------------
             DIVERSIFIED BANKS (0.2%)
    40,000   HSBC Holdings plc ADR                                              2,112
                                                                           ----------
             HEALTH CARE (0.2%)
             ------------------
             PHARMACEUTICALS (0.2%)
    29,000   Novartis AG ADR                                                    2,412
                                                                           ----------
             INDUSTRIALS (0.9%)
             ------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    71,400   Eaton Corp. plc                                                    5,334
                                                                           ----------
             RAILROADS (0.4%)
    27,400   Canadian Pacific Railway Ltd.                                      4,302
                                                                           ----------
             Total Industrials                                                  9,636
                                                                           ----------
             INFORMATION TECHNOLOGY (0.6%)
             -----------------------------
             SEMICONDUCTORS (0.6%)
   110,428   NXP Semiconductors N.V.*                                           6,209
                                                                           ----------
             MATERIALS (0.6%)
             ----------------
             COMMODITY CHEMICALS (0.2%)
    25,000   LyondellBasell Industries N.V. "A"                                 2,202
                                                                           ----------
             DIVERSIFIED METALS & MINING (0.3%)
    54,500   Rio Tinto plc ADR                                                  3,123
                                                                           ----------

================================================================================

5  | USAA Cornerstone Moderate Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    25,000   Potash Corp. of Saskatchewan, Inc.                            $      832
                                                                           ----------
             Total Materials                                                    6,157
                                                                           ----------
             TELECOMMUNICATION SERVICES (0.3%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    39,000   Rogers Communications, Inc. "B"                                    1,508
    37,309   Vodafone Group plc ADR                                             1,551
                                                                           ----------
                                                                                3,059
                                                                           ----------
             Total Telecommunication Services                                   3,059
                                                                           ----------
             Total Common Stocks (cost: $34,702)                               41,329
                                                                           ----------
             PREFERRED STOCKS (0.0%)

             FINANCIALS (0.0%)
             -----------------
             REINSURANCE (0.0%)
     1,500   American Overseas Group Ltd., 7.50%, non-cumulative, perpetual,
               acquired 1/23/2007 - 3/09/2007; cost $1,533*(b),(c)                375
                                                                           ----------
             Total Preferred Stocks (cost: $1,533)                                375
                                                                           ----------
             EXCHANGE-TRADED FUNDS (20.5%)
    82,387   EGShares Emerging Markets Consumer ETF                             2,108
   264,190   iShares Core MSCI EAFE ETF                                        16,203
   529,494   iShares Core MSCI Emerging Markets ETF                            25,087
 1,256,497   iShares MSCI EAFE ETF                                             84,751
   590,975   iShares MSCI Germany ETF                                          18,740
   749,418   iShares MSCI Hong Kong ETF                                        15,123
    79,113   iShares MSCI Indonesia ETF                                         2,022
   102,329   iShares MSCI Malaysia ETF                                          1,569
    32,280   iShares MSCI Philippines ETF                                       1,103
    52,580   iShares MSCI South Korea Capped ETF                                3,212
    74,838   iShares MSCI Turkey ETF                                            3,194
 1,501,111   iShares MSCI United Kingdom ETF                                   31,914
    34,497   SPDR S&P Emerging Markets SmallCap ETF                             1,585
    11,963   Vanguard FTSE Emerging Markets ETF                                   465
    55,946   WisdomTree Emerging Markets Equity Income Fund                     2,658
    59,797   WisdomTree Emerging Markets SmallCap Dividend Fund                 2,702
   137,541   WisdomTree India Earnings Fund                                     2,324
                                                                           ----------
             Total Exchange-Traded Funds (cost: $193,231)                     214,760
                                                                           ----------
             Total International Equity Securities (cost: $229,466)           256,464
                                                                           ----------
             PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (2.3%)

             GOLD (1.4%)

             AFRICAN GOLD COMPANIES (0.2%)
    55,356   AngloGold Ashanti Ltd. ADR*                                          973
    98,700   Gold Fields Ltd. ADR                                                 364
   130,000   Harmony Gold Mining Co. Ltd. ADR                                     421
     9,675   Sibanye Gold Ltd. ADR                                                 78
                                                                           ----------
                                                                                1,836
                                                                           ----------
             AUSTRALIAN GOLD COMPANIES (0.1%)
    66,200   Newcrest Mining Ltd.                                                 670
                                                                           ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                                     MARKET
NUMBER                                                                                                VALUE
OF SHARES    SECURITY                                                                                 (000)
-----------------------------------------------------------------------------------------------------------
             EUROPEAN GOLD COMPANIES (0.1%)
    12,600   Randgold Resources Ltd. ADR                                                         $      996
                                                                                                 ----------
             NORTH AMERICAN GOLD COMPANIES (0.9%)
    10,500   Agnico-Eagle Mines Ltd.                                                                    337
    38,400   Alamos Gold, Inc.                                                                          368
    46,200   AuRico Gold, Inc.                                                                          227
   215,000   B2Gold Corp.*                                                                              621
    13,900   Barrick Gold Corp.                                                                         283
    79,000   Centerra Gold, Inc.                                                                        354
    95,000   Dundee Precious Metals, Inc.*                                                              467
   103,900   Eldorado Gold Corp.                                                                        692
    33,800   Goldcorp, Inc.                                                                             910
   164,000   IAMGOLD Corp.                                                                              609
    80,400   Kinross Gold Corp.                                                                         420
    27,700   Newmont Mining Corp.                                                                       644
   138,700   Osisko Mining Corp.*                                                                       883
    35,000   Primero Mining Corp.*                                                                      227
    16,900   Royal Gold, Inc.                                                                         1,161
   353,130   Semafo, Inc.                                                                             1,419
    45,800   Yamana Gold, Inc.                                                                          460
                                                                                                 ----------
                                                                                                     10,082
                                                                                                 ----------
             SOUTH AMERICAN GOLD COMPANIES (0.1%)
    91,000   Compania de Minas Buenaventura S.A. ADR                                                  1,147
                                                                                                 ----------
             Total Gold (cost: $19,047)                                                              14,731
                                                                                                 ----------
             SILVER (0.3%)
    69,100   Pan American Silver Corp.                                                                  974
    24,300   Silver Wheaton Corp.                                                                       620
    53,000   Tahoe Resources, Inc.*                                                                   1,244
                                                                                                 ----------
             Total Silver (cost: $2,509)                                                              2,838
                                                                                                 ----------
             EXCHANGE-TRADED FUNDS (0.6%)
    52,025   SPDR Gold Shares*                                                                        6,639
                                                                                                 ----------
             Total Exchange-Traded Funds (cost: $8,417)                                               6,639
                                                                                                 ----------
             Total Precious Metals and Commodity - Related Securities (cost: $29,973)                24,208
                                                                                                 ----------

PRINCIPAL
AMOUNT                                                             COUPON
(000)                                                                RATE         MATURITY
-----------------------------------------------------------------------------------------------------------
             BONDS (41.0%)

             CORPORATE OBLIGATIONS (19.8%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             PUBLISHING (0.1%)
$      800   McGraw-Hill Global Education Holdings, LLC (a)          9.75%        4/01/2021             890
                                                                                                 ----------
             ENERGY (3.5%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.8%)
       800   Alta Mesa Holdings, LP                                  9.63        10/15/2018             864
       800   Fieldwood Energy, LLC (d)                               8.38         9/30/2020             831

================================================================================

7  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
$      800   Forest Oil Corp.                                        7.25%        6/15/2019      $      692
       800   Halcon Resources Corp. (a)                              9.25         2/15/2022             824
       800   Midstates Petroleum Co., Inc. & Midstates
               Petroleum Co., LLC                                    9.25         6/01/2021             850
       800   Penn Virginia Corp.                                     8.50         5/01/2020             884
       800   Quicksilver Resources, Inc. (d)                         7.00         6/21/2019             800
       500   Rex Energy Corp.                                        8.88        12/01/2020             555
       800   Sabine Oil & Gas, LLC (d)                               8.75        12/31/2018             813
       900   Samson Investment Co. (d)                               5.00         9/10/2018             909
                                                                                                 ----------
                                                                                                      8,022
                                                                                                 ----------
             OIL & GAS REFINING & MARKETING (0.1%)
       900   Northern Tier Energy, LLC & Northern Tier
               Finance Corp.                                         7.13        11/15/2020             972
                                                                                                 ----------
             OIL & GAS STORAGE & TRANSPORTATION (2.6%)
     5,000   DCP Midstream, LLC (a)                                  5.85         5/21/2043           4,713
     3,059   Enbridge Energy Partners, LP                            8.05        10/01/2037           3,448
     7,300   Energy Transfer Partners, LP                            3.26 (e)    11/01/2066           6,716
     4,000   Enterprise Products Operating, LLC                      7.00         6/01/2067           4,173
       800   Martin Midstream Partners, LP                           7.25         2/15/2021             842
       156   NuStar Logistics, LP                                    7.63         1/15/2043           4,206
     1,000   Southern Union Co.                                      3.26 (e)    11/01/2066             820
     2,500   TEPPCO Partners, LP                                     7.00         6/01/2067           2,583
                                                                                                 ----------
                                                                                                     27,501
                                                                                                 ----------
             Total Energy                                                                            36,495
                                                                                                 ----------
             FINANCIALS (12.0%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
     8,000   State Street Capital Trust IV                           1.24 (e)     6/01/2077           6,280
       800   Walter Investment Management Corp. (a)                  7.88        12/15/2021             808
                                                                                                 ----------
             Total Asset Management & Custody Banks                                                   7,088
                                                                                                 ----------
             CONSUMER FINANCE (0.4%)
     3,500   American Express Co. (f)                                6.80         9/01/2066           3,819
                                                                                                 ----------
             DIVERSIFIED BANKS (0.1%)
       600   Compass Bank                                            6.40        10/01/2017             669
                                                                                                 ----------
             LIFE & HEALTH INSURANCE (2.4%)
       167   Delphi Financial Group, Inc.                            7.38         5/15/2037           4,170
     5,500   Lincoln National Corp.                                  7.00         5/17/2066           5,637
     2,000   Lincoln National Corp.                                  6.05         4/20/2067           1,995
     2,000   Principal Financial Global Fund, LLC                    0.76 (e)     1/10/2031           1,762
     4,000   Prudential Financial, Inc.                              5.63         6/15/2043           4,150
     1,000   Prudential Financial, Inc.                              5.20         3/15/2044             995
     6,150   StanCorp Financial Group, Inc. (f)                      6.90         6/01/2067           6,211
                                                                                                 ----------
                                                                                                     24,920
                                                                                                 ----------
             MULTI-LINE INSURANCE (2.0%)
     7,000   Genworth Holdings, Inc.                                 6.15        11/15/2066           6,469
     8,300   Glen Meadow Pass-Through Trust (a)                      6.51         2/12/2067           8,154
     6,670   Nationwide Mutual Insurance Co. (a)                     5.81        12/15/2024           6,862
                                                                                                 ----------
                                                                                                     21,485
                                                                                                 ----------
             MULTI-SECTOR HOLDINGS (0.3%)
     3,000   BNSF Funding Trust I (f)                                6.61        12/15/2055           3,319
                                                                                                 ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
     3,000   GE Capital Trust I                                      6.38        11/15/2067           3,328
     1,000   ILFC E-Capital Trust I (a)                              5.46 (e)    12/21/2065             935
     2,000   ILFC E-Capital Trust II (a)                             6.25        12/21/2065           1,920
     2,100   JPMorgan Chase Capital XIII                             1.20 (e)     9/30/2034           1,722
     4,500   JPMorgan Chase Capital XXI                              1.19 (e)     2/02/2037           3,420
                                                                                                 ----------
                                                                                                     11,325
                                                                                                 ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
             PROPERTY & CASUALTY INSURANCE (2.6%)
$    5,000   Allstate Corp.                                          5.75%        8/15/2053      $    5,210
     5,800   AmTrust Financial Services, Inc. (a)                    6.13         8/15/2023           5,827
     4,875   HSB Group, Inc.                                         1.15 (e)     7/15/2027           3,778
     6,000   Ironshore Holdings, Inc. (a),(f)                        8.50         5/15/2020           7,007
     2,300   Progressive Corp.                                       6.70         6/15/2037           2,563
     2,500   Travelers Companies, Inc. (f)                           6.25         3/15/2037           2,694
                                                                                                 ----------
                                                                                                     27,079
                                                                                                 ----------
             REGIONAL BANKS (2.2%)
     1,000   Allfirst Preferred Capital Trust                        1.74 (e)     7/15/2029             830
       170   Citizens Funding Trust I                                7.50         9/15/2066           4,362
     1,000   Emigrant Bancorp, Inc. (a)                              6.25         6/15/2014           1,019
       700   First Hawaiian Capital I                                8.34         7/01/2027             711
     2,850   First Maryland Capital Trust I                          1.24 (e)     1/15/2027           2,394
     2,500   First Tennessee Bank, N.A.                              5.65         4/01/2016           2,691
     2,400   Fulton Capital Trust I                                  6.29         2/01/2036           2,154
     2,000   Huntington Capital Trust II "B"                         0.87 (e)     6/15/2028           1,640
       500   M&T Capital Trust I                                     8.23         2/01/2027             509
     2,000   Manufacturers & Traders Trust Co.                       5.63        12/01/2021           2,099
     6,000   Suntrust Capital I                                      0.91 (e)     5/15/2027           4,920
                                                                                                 ----------
                                                                                                     23,329
                                                                                                 ----------
             REINSURANCE (0.1%)
     1,500   Alterra USA Holdings Ltd. (a)                           7.20         4/14/2017           1,693
                                                                                                 ----------
             REITs - RETAIL (0.1%)
     1,000   Brixmor, LLC                                            7.68        11/02/2026           1,005
                                                                                                 ----------
             Total Financials                                                                       125,731
                                                                                                 ----------
             INDUSTRIALS (0.4%)
             ------------------
             AEROSPACE & DEFENSE (0.3%)
     3,150   Textron Financial Corp. (a)                             6.00         2/15/2067           2,843
                                                                                                 ----------
             AIRLINES (0.1%)
       799   America West Airlines, Inc. Pass-Through Trust
               (INS)                                                 7.93         1/02/2019             879
       285   Continental Airlines, Inc. "B" Pass-Through
               Trust                                                 6.25         4/11/2020             302
                                                                                                 ----------
                                                                                                      1,181
                                                                                                 ----------
             Total Industrials                                                                        4,024
                                                                                                 ----------
             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
       126   Qwest Corp.                                             7.50         9/15/2051           3,296
                                                                                                 ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
       800   Sprint Corp. (a)                                        7.13         6/15/2024             842
                                                                                                 ----------
             Total Telecommunication Services                                                         4,138
                                                                                                 ----------
             UTILITIES (3.4%)
             ----------------
             ELECTRIC UTILITIES (1.7%)
     5,700   Enel S.p.A. (a)                                         8.75         9/24/2073           6,370
     2,800   NextEra Energy Capital Holdings, Inc.                   6.35        10/01/2066           2,767
     1,750   NextEra Energy Capital Holdings, Inc.                   6.65         6/15/2067           1,764
     2,150   NextEra Energy Capital Holdings, Inc.                   7.30         9/01/2067           2,367
     3,012   PPL Capital Funding, Inc.                               6.70         3/30/2067           3,021
     1,850   Texas Competitive Electric Holdings Co., LLC (d)        4.74        10/10/2017           1,294
                                                                                                 ----------
                                                                                                     17,583
                                                                                                 ----------

================================================================================

9  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES (1.7%)
$    2,500   Dominion Resources, Inc. (f)                            7.50%        6/30/2066      $    2,719
     2,900   Dominion Resources, Inc.                                2.55 (e)     9/30/2066           2,697
     3,342   Integrys Energy Group, Inc. (f)                         6.11        12/01/2066           3,348
     5,825   Puget Sound Energy, Inc.                                6.97         6/01/2067           5,938
     3,000   Wisconsin Energy Corp. (f)                              6.25         5/15/2067           3,070
                                                                                                 ----------
                                                                                                     17,772
                                                                                                 ----------
             Total Utilities                                                                         35,355
                                                                                                 ----------
             Total Corporate Obligations (cost: $187,759)                                           206,633
                                                                                                 ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (7.6%)

             CONSUMER STAPLES (0.1%)
             -----------------------
             PACKAGED FOODS & MEAT (0.1%)
     1,125   JBS S.A.                                               10.50         8/04/2016           1,271
                                                                                                 ----------
             ENERGY (0.5%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     5,544   TransCanada Pipelines Ltd. (f)                          6.35         5/15/2067           5,754
                                                                                                 ----------
             FINANCIALS (4.5%)
             -----------------
             DIVERSIFIED BANKS (2.0%)
       350   Barclays Bank plc                                       0.56 (e)             -(g)          229
     8,030   Barclays Bank plc                                       0.69 (e)             -(g)        5,340
       500   Barclays Bank plc                                       0.69 (e)             -(g)          333
       900   Barclays Bank plc (a)                                   7.70                 -(g)          989
     2,000   HSBC Bank plc                                           0.60 (e)             -(g)        1,353
     9,500   HSBC Bank plc                                           0.69 (e)             -(g)        6,448
     1,000   LBI hf, acquired 10/12/2007; cost
               $1,000(a),(b),(c),(h)                                 7.43                 -(g)           --
     1,800   Lloyds Bank plc                                         0.43 (e)             -(g)        1,215
     6,800   Lloyds Bank plc                                         0.63 (e)             -(g)        4,590
                                                                                                 ----------
                                                                                                     20,497
                                                                                                 ----------
             LIFE & HEALTH INSURANCE (0.5%)
     4,750   Great-West Life & Annuity Insurance Capital, LP(a),(f)  7.15         5/16/2046           4,916
                                                                                                 ----------
             PROPERTY & CASUALTY INSURANCE (1.4%)
     9,600   Oil Insurance Ltd. (a),(f)                              3.23 (e)             -(g)        8,866
     6,130   QBE Capital Funding III Ltd. (a)                        7.25         5/24/2041           6,400
                                                                                                 ----------
                                                                                                     15,266
                                                                                                 ----------
             REGIONAL BANKS (0.0%)
     2,000   Glitnir Banki hf, acquired 9/11/2006 -
               10/18/2006; cost $2,034(a),(b),(c),(h)                7.45                 -(g)           --
                                                                                                 ----------
             REINSURANCE (0.6%)
     1,500   Platinum Underwriters Finance, Inc. (f)                 7.50         6/01/2017           1,704
     4,000   Swiss Re Capital I, LP (a)                              6.85                 -(g)        4,306
                                                                                                 ----------
                                                                                                      6,010
                                                                                                 ----------
             Total Financials                                                                        46,689
                                                                                                 ----------
             INDUSTRIALS (0.6%)
             ------------------
             AIRLINES (0.1%)
     1,000   Air Canada "C" Pass-Through Trust (a)                   6.63         5/15/2018           1,025
                                                                                                 ----------
             INDUSTRIAL CONGLOMERATES (0.4%)
     4,050   Hutchison Whampoa International Ltd. (a)                6.00                 -(g)        4,297
                                                                                                 ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
             MARINE (0.1%)
$      800   Navios Maritime Holdings, Inc. (a)                      7.38%        1/15/2022      $      832
                                                                                                 ----------
             Total Industrials                                                                        6,154
                                                                                                 ----------
             MATERIALS (1.3%)
             ----------------
             COMMODITY CHEMICALS (0.3%)
     3,000   Braskem Finance Ltd.                                    6.45         2/03/2024           3,053
                                                                                                 ----------
             CONSTRUCTION MATERIALS (0.1%)
     1,000   Cemex Espana Luxembourg (a)                             9.88         4/30/2019           1,150
                                                                                                 ----------
             DIVERSIFIED METALS & MINING (0.1%)
       800   Vedanta Resources plc (a)                               6.00         1/31/2019             795
                                                                                                 ----------
             GOLD (0.8%)
     4,000   Kinross Gold Corp. (a),(i)                              5.95         3/15/2024           4,019
     4,285   Newcrest Finance Pty Ltd. (a)                           4.45        11/15/2021           3,859
     1,100   St. Barbara Ltd. (a)                                    8.88         4/15/2018             929
                                                                                                 ----------
             Total Gold                                                                               8,807
                                                                                                 ----------
             Total Materials                                                                         13,805
                                                                                                 ----------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     1,200   NII International Telecom SCA (a)                       7.88         8/15/2019             846
                                                                                                 ----------
             UTILITIES (0.5%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
     4,500   Electricite De France S.A. (a)                          5.25                 -(g)        4,542
                                                                                                 ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
       300   AES Gener S.A. (a)                                      8.38        12/18/2073             319
                                                                                                 ----------
             Total Utilities                                                                          4,861
                                                                                                 ----------
             Total Eurodollar and Yankee Obligations (cost: $76,025)                                 79,380
                                                                                                 ----------
             ASSET-BACKED SECURITIES (0.2%)

             FINANCIALS (0.2%)
             -----------------
             ASSET-BACKED FINANCING (0.2%)
     2,000   SLC Student Loan Trust                                  0.69 (e)     7/15/2036           1,700
       667   SLM Student Loan Trust                                  0.79 (e)    10/25/2038             602
                                                                                                 ----------
                                                                                                      2,302
                                                                                                 ----------
             Total Financials                                                                         2,302
                                                                                                 ----------
             Total Asset-Backed Securities (cost: $2,036)                                             2,302
                                                                                                 ----------
             COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)

             FINANCIALS (0.3%)
             -----------------
       529   Sequoia Mortgage Trust                                  1.05 (e)     9/20/2033             466
     3,598   Structured Asset Mortgage Investments, Inc.             0.65 (e)     7/19/2035           3,209
                                                                                                 ----------
             Total Financials                                                                         3,675
                                                                                                 ----------
             Total Collateralized Mortgage Obligations(cost: $3,652)                                  3,675
                                                                                                 ----------

================================================================================

11  | USAA CORNERSTONE MODERATE FUND

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
             COMMERCIAL MORTGAGE SECURITIES (8.5%)

             FINANCIALS (8.5%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (8.5%)
$    1,000   Banc of America Commercial Mortgage, Inc.               5.29%       11/10/2042      $    1,023
     3,238   Banc of America Commercial Mortgage, Inc.               5.85         7/10/2044           3,395
     3,000   Banc of America Commercial Mortgage, Inc.               5.77         5/10/2045           3,200
     2,700   Banc of America Commercial Mortgage, Inc.               5.46         9/10/2045           2,897
     1,000   Banc of America Commercial Mortgage, Inc.               5.42        10/10/2045           1,012
     3,304   Banc of America Commercial Mortgage, Inc. (a)           5.54         9/10/2047           3,444
     4,000   Banc of America Commercial Mortgage, Inc.               6.29         2/10/2051           4,278
     2,000   BCRR Trust (a)                                          5.86         7/17/2040           2,236
       400   Bear Stearns Commercial Mortgage Securities, Inc.       5.49        12/11/2040             379
     2,000   Bear Stearns Commercial Mortgage Securities, Inc. (f)   5.21         2/11/2041           2,029
       800   Bear Stearns Commercial Mortgage Securities, Inc. (a)   5.66         9/11/2041             792
       900   Bear Stearns Commercial Mortgage Securities, Inc.       5.60        10/12/2041             853
     3,200   Bear Stearns Commercial Mortgage Securities, Inc. (f)   4.99         9/11/2042           3,346
       900   Citigroup Commercial Mortgage Trust                     5.78         3/15/2049             938
     3,000   Commercial Mortgage Loan Trust (f)                      6.01        12/10/2049           3,191
     1,000   Commercial Mortgage Loan Trust (a)                      5.54        12/11/2049           1,083
     7,400   Credit Suisse Commercial Mortgage Pass-Through Trust    0.34         2/15/2040           6,350
     1,000   Credit Suisse First Boston Mortgage Securities
               Corp. (a)                                             5.02         1/15/2037             998
     4,000   GE Capital Commercial Mortgage Corp. (f)                5.28         3/10/2044           3,944
       800   GE Capital Commercial Mortgage Corp.                    5.31        11/10/2045             795
     1,900   GE Capital Commercial Mortgage Corp.                    5.61        12/10/2049           1,978
     2,000   GMAC Commercial Mortgage Securities, Inc.               4.97        12/10/2041           2,028
       500   GMAC Commercial Mortgage Securities, Inc.               4.98        12/10/2041             473
     1,000   GMAC Commercial Mortgage Securities, Inc. (f)           4.81         5/10/2043             981
     2,850   GS Mortgage Securities Corp. II                         5.59         4/10/2038           2,915
     1,000   GS Mortgage Securities Corp. II                         5.84         8/10/2038           1,001
     1,000   GS Mortgage Securities Corp. II (f)                     4.78         7/10/2039           1,027
     4,500   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                      5.04        10/15/2042           4,659
     3,210   J.P. Morgan Chase Commercial Mortgage
               Securities Corp. (f)                                  5.57         4/15/2043           3,314
     1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                      5.40        12/15/2044           1,059
     1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                      5.40        12/15/2044           1,043
       900   LB-UBS Commercial Mortgage Trust                        5.28         2/15/2041             913
     3,837   Merrill Lynch Mortgage Trust                            5.14         7/12/2038           4,001
     1,000   Merrill Lynch Mortgage Trust                            5.18         7/12/2038             989
       400   Merrill Lynch Mortgage Trust                            5.21         7/12/2038             371
     4,000   Merrill Lynch Mortgage Trust (f)                        5.69         5/12/2039           4,079
     2,500   Merrill Lynch Mortgage Trust                            5.01        10/12/2041           2,526
     1,000   ML-CFC Commercial Mortgage Trust                        5.42         8/12/2048           1,067
     1,500   ML-CFC Commercial Mortgage Trust                        5.89         8/12/2049           1,571
       460   ML-CFC Commercial Mortgage Trust                        5.86         9/12/2049             520
       878   Morgan Stanley Capital I, Inc.                          5.15         8/13/2042             907
       723   Morgan Stanley Capital I, Inc.                          5.17         8/13/2042             738
       900   Morgan Stanley Capital I, Inc.                          5.50         3/12/2044             941

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  12

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
$    3,150   Wachovia Bank Commercial Mortgage Trust                 5.72%        5/15/2043      $    3,335
       500   Wachovia Bank Commercial Mortgage Trust (a)             4.99         5/15/2044             479
                                                                                                 ----------
                                                                                                     89,098
                                                                                                 ----------
             Total Financials                                                                        89,098
                                                                                                 ----------
             Total Commercial Mortgage Securities (cost: $79,339)                                    89,098
                                                                                                 ----------
             U.S. TREASURY SECURITIES (4.6%)

             NOTES (4.6%)
     3,750   1.63%, 8/15/2022                                                                         3,514
     1,350   1.63%, 11/15/2022                                                                        1,258
    34,750   1.75%, 5/15/2022(f)                                                                     33,064
       690   2.00%, 2/15/2023                                                                           660
     4,200   2.75%, 11/15/2023                                                                        4,244
     5,000   2.75%, 2/15/2024                                                                         5,040
                                                                                                 ----------
             Total Notes                                                                             47,780
                                                                                                 ----------
             Total U.S. Treasury Securities (cost: $49,726)                                          47,780
                                                                                                 ----------
             Total Bonds (cost: $398,537)                                                           428,868
                                                                                                 ----------
             MONEY MARKET INSTRUMENTS (7.1%)

             COMMERCIAL PAPER (3.4%)

             CONSUMER DISCRETIONARY (0.8%)
             -----------------------------
             CABLE & SATELLITE (0.8%)
     9,000   Cox Enterprises, Inc.(a),(k)                            0.20         3/03/2014           9,000
                                                                                                 ----------
             ENERGY (0.9%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
     9,417   Talisman Energy, Inc. (a),(k)                           0.50         3/06/2014           9,416
                                                                                                 ----------
             INDUSTRIALS (0.3%)
             ------------------
             RESEARCH & CONSULTING SERVICES (0.3%)
     2,806   Experian Finance PLC (a),(k)                            0.21         3/07/2014           2,806
                                                                                                 ----------
             UTILITIES (1.4%)
             ----------------
             ELECTRIC UTILITIES (1.4%)
     9,415   Duke Energy Corp. (a),(k)                               0.18         3/04/2014           9,415
     5,000   Kentucky Utilities C (a),(k)                            0.22         3/05/2014           5,000
                                                                                                 ----------
             Total Electric Utilities                                                                14,415
                                                                                                 ----------
             Total Utilities                                                                         14,415
                                                                                                 ----------
             Total Commercial Paper (cost: $35,637)                                                  35,637
                                                                                                 ----------

NUMBER OF
SHARES
-----------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (3.7%)

38,442,676   State Street Institutional Liquid Reserve Fund, 0.07% (j) (cost: $38,443)               38,443
                                                                                                 ----------
             Total Money Market Instruments (cost: $74,080)                                          74,080
                                                                                                 ----------

             TOTAL INVESTMENTS (COST: $934,181)                                                  $1,039,499
                                                                                                 ==========

================================================================================

13  | USAA CORNERSTONE MODERATE FUND

================================================================================

NUMBER                                                                                               MARKET
OF                                                                                                    VALUE
CONTRACTS    SECURITY                                                                                 (000)
-----------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.2%)
     6,420   Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 65                       $    1,579
     2,440   Put - iShares MSCI Emerging Markets ETF expiring June 21, 2014 at 38                       338
       430   Put - S&P 500 Index expiring June 21, 2014 at 1650                                         570
                                                                                                 ----------

             TOTAL PURCHASED OPTIONS (COST: $2,794)                                              $    2,487
                                                                                                 ----------
             WRITTEN OPTIONS (0.1%)
    (6,420)  Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 60                             (815)
      (430)  Put - S&P 500 Index expiring June 21, 2014 at 1550                                        (303)
                                                                                                 ----------

             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $1,248)                                   $   (1,118)
                                                                                                 ==========

($ in 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                               $     201,693     $        --     $         --     $  201,693
  Preferred Stocks                                    1,562          16,456            1,920         19,938
  Exchange-Traded Funds                              34,248              --               --         34,248
International Equity Securities:
  Common Stocks                                      41,329              --               --         41,329
  Preferred Stocks                                                       --              375            375
  Exchange-Traded Funds                             214,760              --               --        214,760
Precious Metals and Commodity-Related
  Securities:
  Gold                                               14,731              --               --         14,731
  Silver                                              2,838              --               --          2,838
  Exchange-Traded Funds                               6,639              --               --          6,639
Bonds:
  Corporate Obligations                                  --         206,633               --        206,633
  Eurodollar and Yankee Obligations                      --          79,380               --         79,380
  Asset-Backed Securities                                --           2,302               --          2,302
  Collateralized Mortgage Obligations                    --           3,675               --          3,675
  Commercial Mortgage Securities                         --          89,098               --         89,098
  U.S. Treasury Securities                           47,780              --               --         47,780
Money Market Instruments:
  Commercial Paper                                       --          35,637               --         35,637
  Money Market Funds                                 38,443              --               --         38,443
Purchased Options                                     2,487              --               --          2,487
-----------------------------------------------------------------------------------------------------------
Total                                          $    606,510     $   433,181     $      2,295     $1,041,986
-----------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
LIABILITIES                                    LIABILITIES                                            TOTAL
-----------------------------------------------------------------------------------------------------------
Written Options                               $      (1,118)    $        --     $         --     $   (1,118)
-----------------------------------------------------------------------------------------------------------
Total                                         $      (1,118)    $        --     $         --     $   (1,118)
-----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                                  PREFERRED
                                                                                                    STOCKS
-----------------------------------------------------------------------------------------------------------
Balance as of May 31, 2013                                                                           $2,295
Purchases                                                                                                 -
Sales                                                                                                     -
Transfers into Level 3                                                                                    -
Transfers out of Level 3                                                                                  -
Net realized gain (loss) on investments                                                                   -
Change in net unrealized appreciation/depreciation of investments                                         -
-----------------------------------------------------------------------------------------------------------
Balance as of February 28, 2014                                                                      $2,295
-----------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through February 28, 2014, common stock with a fair value of $565,000 was transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, the security had an adjustment to its foreign market closing price to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

15  | USAA Cornerstone Moderate Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderate Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

16  | USAA Cornerstone Moderate Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

17  | USAA Cornerstone Moderate Fund

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A1, and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by discounted prior tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held during the nine-month period ended February 28, 2014, did not include master netting provisions.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain

================================================================================

19  | USAA Cornerstone Moderate Fund

================================================================================

or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of February 28, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $3,986,000; all of which were when-issued securities.

E. As of February 28, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2014, were $127,080,000 and $22,069,000, respectively, resulting in net unrealized appreciation of $105,011,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,046,096,000 at February 28, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 32.8% of net assets at February 28, 2014.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the the Board, unless otherwise noted as illiquid.
(b) Security was fair valued at February 28, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $2,295,000, which represented 0.2% of net assets of the Fund.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 28, 2014, was $375,000, which represented less than 0.1% of the Fund's net assets.
(d) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2014.
(f) At February 28, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Currently the issuer is in default with respect to interest and/or principal payments.

================================================================================

21  | USAA Cornerstone Moderate Fund

================================================================================

(i) At February 28, 2014, the aggregate market value of securities purchased on a when-issued basis was $4,019,000.
(j) Rate represents the money market fund annualized seven-day yield at February 28, 2014.
(k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
*       Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  22


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    04/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    04/28/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/24/2014
         ------------------------------